Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000048071
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class AAA
C000048073
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class C
C000048074
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class I
C000048072
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,196	$ 13,640	$ 13,043	$ 17,150	$ 20,305	$ 26,135	$ 21,402	$ 27,029	$ 33,791	$ 39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,196	13,640	13,043	17,150	20,305	26,135	21,402	27,029	33,791	39,833
MSCI ACWI SRI Index
Account Value [Line Items]
Accumulated Value	10,000		10,888	13,658	12,770	16,502	20,025	24,923	19,407	24,507	28,187	32,807
MSCI ACWI SRI Index
Account Value [Line Items]
Accumulated Value	10,000		10,888	13,658	12,770	16,502	20,025	24,923	19,407	24,507	28,187	32,807
MSCI ACWI SRI Index
Account Value [Line Items]
Accumulated Value	10,000		10,888	13,658	12,770	16,502	20,025	24,923	19,407	24,507	28,187	32,807
MSCI ACWI SRI Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,888	$ 13,658	$ 12,770	$ 16,502	$ 20,025	$ 24,923	$ 19,407	$ 24,507	$ 28,187	$ 32,807